Derivatives, Offsetting of Derivative Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Derivative Assets
Derivative Assets, gross	$ 80,562	$ 94,692
Counterparty netting, assets	(57,957)	(69,080)
Cash collateral netting, assets	(4,763)	(9,617)
Total derivatives subject to enforceable master netting arrangements, net, assets	17,842	15,995
Derivatives not subject to enforceable master netting arrangements, assets	3,968	4,017
Derivative assets	21,810	20,012
Non-cash collateral not offset, assets	(4,906)	(4,024)
Total Derivatives, net, assets	16,904	15,988
Derivative Liabilities
Derivative Liabilities, gross	82,747	95,429
Netting	(57,777)	(68,945)
Cash collateral netting, liabilities	(15,555)	(14,069)
Total derivatives subject to enforceable master netting arrangements, net, liabilities	9,415	12,415
Derivatives not subject to enforceable master netting arrangements , liabilities	4,209	3,920
Derivative liabilities	13,624	16,335
Non-cash collateral not offset, Liabilities	(3,091)	(2,853)
Total Derivatives, net, liabilities	10,533	13,482
Interest rate contracts [Member]
Derivative Assets
Derivative Assets, gross	21,097	27,489
Derivative Liabilities
Derivative Liabilities, gross	21,266	29,033
Interest rate contracts [Member] | OTC [Member]
Derivative Assets
Derivative Assets, gross	20,594	26,350
Derivative Liabilities
Derivative Liabilities, gross	20,835	27,786
Interest rate contracts [Member] | OTC cleared [Member]
Derivative Assets
Derivative Assets, gross	445	961
Derivative Liabilities
Derivative Liabilities, gross	366	1,126
Interest rate contracts [Member] | Exchange traded [Member]
Derivative Assets
Derivative Assets, gross	58	178
Derivative Liabilities
Derivative Liabilities, gross	65	121
Commodity contracts [Member]
Derivative Assets
Derivative Assets, gross	2,837	2,237
Derivative Liabilities
Derivative Liabilities, gross	4,016	1,448
Commodity contracts [Member] | OTC [Member]
Derivative Assets
Derivative Assets, gross	2,432	1,936
Derivative Liabilities
Derivative Liabilities, gross	3,764	1,121
Commodity contracts [Member] | Exchange traded [Member]
Derivative Assets
Derivative Assets, gross	405	301
Derivative Liabilities
Derivative Liabilities, gross	252	327
Equity contracts [Member]
Derivative Assets
Derivative Assets, gross	19,110	13,334
Derivative Liabilities
Derivative Liabilities, gross	20,625	14,248
Equity contracts [Member] | OTC [Member]
Derivative Assets
Derivative Assets, gross	6,836	6,139
Derivative Liabilities
Derivative Liabilities, gross	12,149	9,977
Equity contracts [Member] | Exchange traded [Member]
Derivative Assets
Derivative Assets, gross	12,274	7,195
Derivative Liabilities
Derivative Liabilities, gross	8,476	4,271
Foreign exchange contracts [Member]
Derivative Assets
Derivative Assets, gross	37,437	51,541
Derivative Liabilities
Derivative Liabilities, gross	36,757	50,654
Foreign exchange contracts [Member] | OTC [Member]
Derivative Assets
Derivative Assets, gross	37,437	51,541
Derivative Liabilities
Derivative Liabilities, gross	36,757	50,654
Credit contracts [Member]
Derivative Assets
Derivative Assets, gross	81	91
Derivative Liabilities
Derivative Liabilities, gross	83	46
Credit contracts [Member] | OTC [Member]
Derivative Assets
Derivative Assets, gross	81	91
Derivative Liabilities
Derivative Liabilities, gross	$ 83	$ 46